UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen Levithan, Esq. Lowenstein Sandler, PC 65 Livingston Avenue Rosedale, NJ 07068-1791
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	DECEMBER 31, 2010

Date of reporting period:	MARCH 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (SS 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-1 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                Schedule of Investments.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

MARCH 31, 2010

		Fair
Shares	Common Stocks	Value

	Electronic - Display 73.71%
570,128	Prime View International Co. (Taiwan) (Restricted)	$929,993
92,820	Prime View International Co. (Taiwan) (Restricted)	134,589
92,820	Prime View International Co. (Taiwan) (Restricted)	100,942
		1,165,524

	Total Common Stocks 73.71% (cost $0)	1,165,524

		Fair
Shares	Preferred Stocks	Value

	Data Security 16.11%
100,739	Verdasys, Inc. Series B convertible (Illiquid)	$254,668

	Total Preferred Stocks 16.11% (cost $201,478)	254,668

	TOTAL INVESTMENTS 89.82% (cost $201,478)	$1,420,192

	All percentages are relative to Partners' Capital.

	The above securities are non-income producing.

See the accompanying Notes to the Financial Statements.

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SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS - LIQUIDATION BASIS

MARCH 31, 2010

		% of
		Partners'
Industry Concentration	Total	Capital

Data Security	$254,668	16.11%
Electronic - Display	1,165,524	73.71%

TOTAL PORTFOLIO	$1,420,192	89.82%

See the accompanying Notes to the Financial Statements.

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Item 2.                                Controls and Procedures.

(a)              Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)              There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.                                Exhibits

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By:              __/s/ Austin Marxe_______________
Austin Marxe, Principal Executive Officer

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              _/s/ Austin Marxe_______________________
Austin Marxe, Principal Executive Officer

Date:  May 27, 2010

By:              __/s/Rose M. Carling  ______________
Rose M. Carling, Principal Financial Officer

Date:  May 27, 2010